Income Tax - Summary of applicable income tax rate (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Enterprise Income Tax Act [Member]
Disclosure Of Applicable Income Tax Rate [Line Items]
Income tax witholding rate	10.00%	10.00%	10.00%
Prc Tax Authority [Member]
Disclosure Of Applicable Income Tax Rate [Line Items]
Statutory tax rate	25.00%	25.00%	25.00%
CN
Disclosure Of Applicable Income Tax Rate [Line Items]
Statutory tax rate	25.00%	25.00%	25.00%
Ordos Hengshui Experimental High School [Member]
Disclosure Of Applicable Income Tax Rate [Line Items]
Statutory tax rate	25.00%	25.00%	25.00%
Xinping Hengshui Experimental High School Co Ltd
Disclosure Of Applicable Income Tax Rate [Line Items]
Preferential income tax rate percentage	5.00%
Datong Gaokao Tutorial School [Member]
Disclosure Of Applicable Income Tax Rate [Line Items]
Preferential income tax rate percentage	5.00%
Guizhou Mingde Tutorial School [Member]
Disclosure Of Applicable Income Tax Rate [Line Items]
Preferential income tax rate percentage	5.00%
Yunnan Hengshui Zhenxiong High School [Member]
Disclosure Of Applicable Income Tax Rate [Line Items]
Preferential income tax rate percentage	5.00%
Yunnan Hengshui Wenshan Experimental High School [Member]
Disclosure Of Applicable Income Tax Rate [Line Items]
Preferential income tax rate percentage	10.00%
Xishuangbanna Hengshui Experimental High School [Member]
Disclosure Of Applicable Income Tax Rate [Line Items]
Preferential income tax rate percentage	10.00%
Yunnan Hengshui Qiubei Experimental High School [Member]
Disclosure Of Applicable Income Tax Rate [Line Items]
Preferential income tax rate percentage	10.00%
Yunnan Hengshui Experimental Secondary School Mengla School
Disclosure Of Applicable Income Tax Rate [Line Items]
Preferential income tax rate percentage	10.00%